Finance income and charges - Narrative (Details)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TURKEY
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	38.00%	15.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	54.00%	105.00%
GHANA
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	9.00%